QuickLinks -- Click here to rapidly navigate through this document

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2002
Check here if Amendment	☐;	Amendment Number: N/A
This Amendment (Check only one.):	☐	is a restatement.
	☐	adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	ShareInVest Research L.P.
Address:	c/o The Millburn Corporation 1270 Avenue of the Americas New York, New York 10020

Form 13F File Number:    28-05309

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kenneth P. Pearlman
Title:	Principal of ShareInVest Research L.P.
Phone:	212-332-7327

Signature, Place, and Date of Signing:

/s/ KENNETH P. PEARLMAN	New York, New York	May 10, 2002

Report Type (Check only one.):

☒	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
☐	13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
☐	13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	40
Form 13F Information Table Value Total:	$129,694 (thousands)
List of Other Included Managers:	None

FORM 13F INFORMATION TABLE

COLUMN 1	COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5			COLUMN 6	COLUMN 7	COLUMN 8
	TITLE OF CLASS		VALUE (x$1000)	SHRS OR PRN AMT	SH/ PRN	PUT/ CALL	INVESTMENT DISCRETION	OTHER MANAGERS	VOTING AUTHORITY
NAME OF ISSUER		CUSIP							SOLE	SHARED	NONE
ALLIANCE GAMING CORP	COM NEW	01859P609	1,527	50,000	SH		Sole	N/A	50,000
AMERICAN AXLE & MFG HLDGS INC	COM	024061103	11,649	401,700	SH		Sole	N/A	401,700
AMERICAN EAGLE OUTFITTERS NEW	COM	02553E106	5,607	226,350	SH		Sole	N/A	226,350
BEST BUY INC	COM	086516101	1,624	20,500	SH		Sole	N/A	20,500
BOYDS COLLECTION LTD	COM	103354106	1,008	153,900	SH		Sole	N/A	153,900
C H ROBINSON WORLDWIDE INC	COM	12541W100	7	200	SH		Sole	N/A	200
CENTEX CORP	COM	152312104	2,103	40,500	SH		Sole	N/A	40,500
CIRCUIT CITY STORE INC	CRCT CITY GRP	172737108	2,482	137,600	SH		Sole	N/A	137,600
CLEAR CHANNEL COMMUNICATIONS	COM	184502102	1,542	30,000	SH		Sole	N/A	30,000
COACHMEN INDS INC	COM	189873102	80	4,900	SH		Sole	N/A	4,900
COVENANT TRANS INC	CLA	22284P105	1,173	80,000	SH		Sole	N/A	80,000
DOLLAR TREE STORES INC	COM	256747106	1,805	55,000	SH		Sole	N/A	55,000
ETHAN ALLEN INTERIORS INC	COM	297602104	2,015	52,950	SH		Sole	N/A	52,950
GAP INC. DEL	COM	364760108	2,579	171,500	SH		Sole	N/A	171,500
GENENTECH INC	COM	368710406	7,638	151,400	SH		Sole	N/A	151,400
GENESEE & WYO INC	CLA	371559105	639	27,000	SH		Sole	N/A	27,000
GOOD GUYS INC	COM	382091106	1,100	400,000	SH		Sole	N/A	400,000
GRAINGER WW INC	COM	384802104	1,237	22,000	SH		Sole	N/A	22,000
HEARTLAND EXPRESS INC	COM	422347104	3,436	172,122	SH		Sole	N/A	172,122
HELEN OF TROY CORP LTD	COM	G4388N106	48	3,400	SH		Sole	N/A	3,400
KNIGHT TRANSN INC	COM	499064103	4,509	213,301	SH		Sole	N/A	213,301
KOHLS CORP	COM	500255104	19,132	268,900	SH		Sole	N/A	268,900
LOWES COS INC	COM	548661107	3,710	85,300	SH		Sole	N/A	85,300
MAGNA ENTMT	CLA	559211107	1,904	235,000	SH		Sole	N/A	235,000
MAXIM INTEGRATED PRODS INC	COM	57772K101	6,401	114,900	SH		Sole	N/A	114,900
MAZEL STORES INC	COM	578792103	358	106,800	SH		Sole	N/A	106,800
MEDTRONIC INC	COM	585055106	5,018	111,000	SH		Sole	N/A	111,000
MGM MIRAGE	COM	552953101	1,304	36,000	SH		Sole	N/A	36,000
OUTBACK STEAKHOUSE INC	COM	689899102	3,641	101,800	SH		Sole	N/A	101,800
PAM TRANSN SVCS INC	COM	693149106	38	1,500	SH		Sole	N/A	1,500
PROFESSIONAL STAFF PLC	SPONSORED ADR	74315R105	447	171,900	SH		Sole	N/A	171,900
RARE HOSPITALITY INTL INC	COM	753820109	5,793	227,900	SH		Sole	N/A	227,900
RYANAIR HLDGS PLC	SPONSORED ADR	783513104	4,027	134,200	SH		Sole	N/A	134,200
SMURFIT-STONE CONTAINER CORP	COM	832727101	591	34,460	SH		Sole	N/A	34,460
STAPLES INC	COM	855030102	9,140	457,697	SH		Sole	N/A	457,697
SUBURBAN LODGES AMER INC	COM	864444104	1,541	179,600	SH		Sole	N/A	179,600
SUPERTEX INC	COM	868532102	929	43,700	SH		Sole	N/A	43,700
SYMBOL TECHNOLOGIES INC	COM	871508107	618	55,000	SH		Sole	N/A	55,000
TWEETER HOME ENTMT GRP INC	COM	901167106	8,360	427,600	SH		Sole	N/A	427,600
USA ED INC	COM	90390U102	2,934	30,000	SH		Sole	N/A	30,000
TOTAL			129,694

QuickLinks

FORM 13F SUMMARY PAGE
FORM 13F INFORMATION TABLE